Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Current assets
Cash and cash equivalents	$ 13,066	$ 78,519
Restricted short-term investments	434	335
Accounts receivable, net of allowance for doubtful accounts of $905 and $437, respectively	42,521	28,728
Prepaid expenses and other current assets	5,758	6,591
Assets held for sale	5,206	1,680
Total current assets	66,985	115,853
Property and equipment, net	15,440	23,600
Goodwill	25,208	74,534
Intangible assets, net	10,120	17,693
Other assets	359	134
Total assets	118,112	231,814
Current liabilities
Accounts payable and accrued expenses	34,583	16,309
Accrued compensation	5,200	13,482
Deferred revenue, current portion	1,824	746
Other current liabilities	681	928
Liabilities held for sale	5,120	750
Total current liabilities	47,408	32,215
Deferred revenue, net of current portion	0	131
Deferred tax liability	262	5,328
Debt facilities	20,531	0
Other noncurrent liabilities	786	714
Total liabilities	68,987	38,388
Redeemable preferred stock	0	49,862
Stockholders' equity
Common stock, $0.001 par value; 625,000,000 shares authorized; 46,226,797 and 40,721,754 shares issued and outstanding at December 31, 2011 and 2010, respectively	46	41
Additional paid-in capital	570,331	467,565
Accumulated deficit	(519,480)	(324,088)
Accumulated other comprehensive income (loss)	(1,772)	46
Total stockholders' equity	49,125	143,564
Total liabilities, redeemable preferred stock and stockholders' equity	$ 118,112	$ 231,814